Commitments and contingencies - Contractual obligations (Details) € in Millions	Dec. 31, 2017 EUR (€)
Contractual obligations
Purchase obligations	€ 2,526
Operating leases	961
Total contractual obligations	3,487
Within 1 year
Contractual obligations
Purchase obligations	1,983
Operating leases	255
Total contractual obligations	2,238
1 to 3 years
Contractual obligations
Purchase obligations	471
Operating leases	335
Total contractual obligations	806
4 to 5 years
Contractual obligations
Purchase obligations	67
Operating leases	185
Total contractual obligations	252
More than 5 years
Contractual obligations
Purchase obligations	5
Operating leases	186
Total contractual obligations	€ 191